Exhibit 1

Report of Independent Accountants on Applying

Agreed-Upon Procedures

GS Mortgage Securities Corporation II

200 West Street

New York, NY 10282

We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by GS Mortgage Securities Corporation II (the “Company,” as the engaging party) and Goldman Sachs & Co. LLC, Goldman Sachs Mortgage Company and Goldman Sachs Bank USA, who are collectively referred to as the “Specified Parties”, solely to assist you in performing certain procedures related to the accuracy of certain attributes and calculations within the Final Data File (defined below). The procedures were performed with respect to the GS Mortgage Securities Corporation Trust 2023-SHIP, Commercial Mortgage Pass-Through Certificates, Series 2023-SHIP securitization (the “Transaction”). The Company (the “Responsible Party”) is responsible for the accuracy of the information contained in the Final Data File.

In an agreed-upon procedures engagement, we perform specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the intended purpose of the engagement and we report on findings based on the procedures performed. The procedures performed may not address all the items of interest to a user of this report and may not meet the needs of all users of this report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate for their purposes. This report may not be suitable for any other purpose.

Procedures and Findings

In connection with the Transaction, the Specified Parties have requested that the procedures be performed on 1 mortgage loan (the “Mortgage Loan Asset”) secured by 12 mortgaged properties (the “Mortgaged Properties”) which represents the entire population of Mortgage Loan Asset and Mortgaged Properties (collectively the “Collateral”) within the Transaction.

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

●	The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for the purpose of PwC performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;
●	The conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements;
●	The value of the Mortgaged Properties securing the Mortgage Loan Asset; and
●	The compliance of the originator of the assets with federal, state, and local laws and regulations.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	1

We have not performed any procedures with respect to the fair value of the securities being offered in the Transaction and PwC expresses no opinion on the fair value of these securities. PwC should not be regarded as having performed any procedures other than those detailed in this report.

With respect to any terms or requirements of the Transaction documents that do not appear in this report, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the Transaction documents.

It should be understood that we make no representations as to:

●	The interpretation of Transaction documents included in connection with our procedures;
●	Your compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934; and
●	The reasonableness of any of the assumptions provided by the Company or other Specified Parties.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Parties would undertake in consideration of the Transaction.

For the purpose of this report:

●	The phrase “Cut-off Date” refers to the date of August 6, 2023.

●	The phrase “Final Data File” refers to the following Microsoft Excel (“Excel”) file provided by the Company, which includes certain attributes related to the Collateral. The Final Data File was provided on July 28, 2023 with certain Collateral attribute calculations adjusted for the Cut-off Date:

o	2023-SHIP Accounting Tape Final.xlsx (provided on July 28, 2023).
●	The phrase “Specified Attributes” refers to the fields in the Final Data File.

●	The phrase “Source Document” refers to the documents (including any applicable amendments, assumptions or exhibits thereof) provided by the Company, related to the information contained in the Final Data File.

●	The phrase “Loan File” refers to any Source Document or collection of Source Documents provided by the Company, and used by us, in performing the procedures enumerated below.

●	The term “compared” refers to the comparison of one or more Specified Attributes to Source Documents, as indicated within Exhibit A.
●	The term “recalculated” refers to a re-computation of one or more Specified Attributes using the Company provided methodology, as indicated within Exhibit B.

●	The phrase “in agreement” refers to the comparison or recalculation of one or more Specified Attributes which resulted in a match, or a difference that was within the Company provided tolerance level (if any), as indicated within Exhibit A.

Source Documents included in the Loan File:

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	2

●	The phrase “Appraisal Report” refers to a draft or signed appraisal document or exhibit.
●	The phrase “Cash Management Agreement” refers to a signed or draft cash management agreement.
●	The phrase “Engineering Report” refers to a draft or final property condition assessment document or exhibit.
●	The phrase “Environmental Report” refers to a draft or final phase I and phase II (if applicable) environmental document or exhibit.
●	The phrase “Fee Schedule” refers to the documentation for the certificate administrator fee and servicing fee related to the Transaction.
●	The phrase “Guaranty Agreement” refers to a signed or draft guaranty agreement.
●	The phrase “Insurance Summary” refers to a draft or final certificate of insurance and/or insurance risk analysis summarizing the coverage for each insurance category.
●	The phrase “Loan Agreement” refers to a signed or draft loan agreement or any amendments thereof.
●	The phrase “Management Agreement” refers to a signed or draft management agreement.
●	The phrase “Mezzanine Loan Agreement” refers to a signed or draft mezzanine loan agreement or any amendments thereof.
●	The phrase “Title Policy” refers to a signed or proforma title policy or commitment.
●	The phrase “Underwriting File” refers to the historical and pro-forma cash flow statements prepared by the Company’s underwriting team.

The procedures performed and results thereof are described below. In performing this engagement, we received one or more preliminary data file(s) and performed certain procedures as set forth in Exhibit A and Exhibit B. The procedures identified differences, which were communicated to the Responsible Party. The Responsible Party revised one or more of the preliminary data files based on such communicated differences, where they determined it to be appropriate. We then performed these procedures on the Final Data File, and the results of those procedures are described below.

From July 17, 2023 through July 28, 2023, the Company provided us with the Source Documents related to the Collateral for which we:

•	Compared certain Specified Attributes to the corresponding Source Documents as detailed in Exhibit A and found them to be in agreement (the “Compared Attributes”);
•	Recalculated certain Specified Attributes as detailed in Exhibit B and found them to be in agreement (the “Recalculated Attributes”); or
•	Assumed certain Specified Attributes were accurate as instructed by the Company, and neither compared nor recalculated the Specified Attributes (the “Company Provided Attributes”).

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	3

The recalculation methodology associated with the Recalculated Attributes is listed in Exhibit B. For each procedure where a recalculation was performed, if necessary, we compared the underlying attributes to the corresponding Source Documents and found them to be in agreement. We did not perform any procedures with respect to the Specified Attributes listed in Exhibit C, or denoted with a Source Document of “None - Company Provided”, in Exhibit A.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not conduct an audit or an examination engagement, the objective of which would be the expression of an opinion, or a review engagement, the objective of which would be the expression of a conclusion, on the Final Data File.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

In performing this engagement, we are required to be independent of the Responsible Party and to meet our ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

This report is intended solely for the information and use of the Specified Parties (including for the purpose of substantiating the Specified Parties' “due diligence defense” under the Securities Act of 1933), and is not intended to be and should not be used by anyone other than the Specified Parties.

If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the appropriateness of the procedures performed (such party is referred to as a “Non-Specified Party”), that Non-Specified Party cannot:

●	Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk; and
●	Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.

A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to Rule 17g-5 of the Securities Exchange Act of 1934).

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

New York, NY

July 28, 2023

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	4

Exhibits

Exhibit A – Loan File Review Procedures

Exhibit B – Recalculation Methodology

Exhibit C – Additional Company Provided Attributes

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	5

GSMS Trust 2023-SHIP Loan File Review Procedures	EXHIBIT A

Exhibit A - Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
1	Control Number	None - Company Provided	None
2	Loan / Property Flag	None - Company Provided	None
3	Number of Properties	Appraisal Report	None
4	Originator	Loan Agreement	None
5	Originator Entity Type	Loan Agreement	None
6	Mortgage Loan Seller	None - Company Provided	None
7	Property Code	None - Company Provided	None
8	Address	Appraisal Report	None
9	City	Appraisal Report	None
10	State	Appraisal Report	None
11	County	Appraisal Report	None
12	Zip Code	Appraisal Report	None
13	General Property Type	Appraisal Report	None
14	Detailed Property Type	Appraisal Report	None
15	Flood Zone	Engineering Report	None
16	Year Built	Appraisal Report	None
17	Year Renovated	Appraisal Report	None
18	Total SF	Underwriting File	None
19	Loan Per Total SF ($)	Recalculation	None
20	Footprint SF	Underwriting File	None
21	Loan Per Footprint SF ($)	Recalculation	None
22	Mortgage Loan Original Balance ($)	Loan Agreement	None
23	Mortgage Loan Cut-off Date Balance ($)	Recalculation	None
24	Allocated Mortgage Loan Amount ($)	Recalculation	None
25	% of Initial Pool Balance	Recalculation	None
26	Pari Passu Split (Y/N)	Loan Agreement	None
27	Mortgage Loan Rate (%)	None - Company Provided	None
28	Administrative Fee Rate (%)	Fee Schedule	None
29	Net Mortgage Loan Rate	Recalculation	None
30	Mortgage Loan Monthly Payment ($)	Recalculation	None
31	Mortgage Loan Annual Debt Service ($)	Recalculation	None
32	Interest Accrual Method	Loan Agreement	None
33	Interest Accrual Period	Loan Agreement	None
34	Origination Date	None - Company Provided	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	6

GSMS Trust 2023-SHIP Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (in order of priority)	Tolerance
35	First Due Date	None - Company Provided	None
36	Last IO Due Date	Loan Agreement	None
37	First P&I Due Date	Loan Agreement	None
38	Due Date	Loan Agreement	None
39	Grace Period- Late Fee	Loan Agreement	None
40	Grace Period- Default	Loan Agreement	None
41	Amortization Type	Loan Agreement	None
42	Original Interest-Only Period (Mos.)	Recalculation	None
43	Remaining Interest-Only Period (Mos.)	Recalculation	None
44	Original Term To Maturity (Mos.)	Recalculation	None
45	Remaining Term To Maturity (Mos.)	Recalculation	None
46	Original Amortization Term (Mos.)	Not Applicable*	None
47	Remaining Amortization Term (Mos.)	Not Applicable*	None
48	Seasoning	Recalculation	None
49	Maturity Date	Loan Agreement	None
50	Mortgage Loan Balloon Balance ($)	Recalculation	None
51	Lockbox	Cash Management Agreement	None
52	Cash Management	Cash Management Agreement	None
53	Cash Management Triggers	Loan Agreement	None
54	Performance Test Trigger Level	Loan Agreement	None
55	Cross-Collateralized (Y/N)	Not Applicable*	None
56	Crossed Group	Not Applicable*	None
57	Lockout Period	Loan Agreement	None
58	Lockout Expiration Date	Loan Agreement	None
59	Prepayment Begin Date	Loan Agreement	None
60	Prepayment End Date	Loan Agreement	None
61	Open Period Begin Date	Loan Agreement	None
62	Open Period (Payments)	Recalculation	None
63	Prepayment Type	Loan Agreement	None
64	Prepayment Provision	Recalculation	None
65	Partially Prepayable without Penalty	Loan Agreement	None
66	Partially Prepayable without Penalty Description	Loan Agreement	None
67	Partial Collateral Release Description	Loan Agreement	None
68	Yield Maintenance Index	Not Applicable*	None
69	Yield Maintenance Discount	Not Applicable*	None
70	Yield Maintenance Margin	Not Applicable*	None

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	7

GSMS Trust 2023-SHIP Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (in order of priority)	Tolerance
71	Yield Maintenance Calculation Method	Not Applicable*	None
72	Day of Month Prepayment Permitted	Loan Agreement	None
73	Due on Sale	Loan Agreement	None
74	Due on Encumbrance	Loan Agreement	None
75	Other Subordinate Debt Balance ($)	Not Applicable*	None
76	Other Subordinate Debt Type	Not Applicable*	None
77	Future Debt Allowed?	Loan Agreement	None
78	Mortgage Assumable?	Loan Agreement	None
79	Assumption Fee	Loan Agreement	None
80	Name of Mezzanine Lender	Mezzanine Loan Agreement	None
81	Mezzanine Debt Original Balance ($)	Mezzanine Loan Agreement	None
82	Mezzanine Debt Cut-Off Date Balance ($)	Recalculation	None
83	Mezzanine Allocated Loan Amount ($)	Mezzanine Loan Agreement	None
84	Mezzanine Debt Maturity Balance ($)	Recalculation	None
85	Mezzanine Debt Interest Rate	None - Company Provided	None
86	Mezzanine Annual Payment ($)	Recalculation	None
87	Total Loan Original Balance ($)	Recalculation	None
88	Total Loan Cut-Off Date Balance ($)	Recalculation	None
89	Allocated Total Loan Amount ($)	Loan Agreement	None
90	Total Loan Maturity Balance ($)	Recalculation	None
91	Total Loan Interest Rate	Recalculation	None
92	Total Loan Annual Payment ($)	Recalculation	None
93	Total Loan LTV	Recalculation	None
94	Total Loan Maturity Date LTV	Recalculation	None
95	Total Loan NOI DSCR	Recalculation	None
96	Total Loan NCF DSCR	Recalculation	None
97	Total Debt Loan NOI Debt Yield	Recalculation	None
98	Total Debt Loan NCF Debt Yield	Recalculation	None
99	Appraiser Designation	Appraisal Report	None
100	Appraisal FIRREA (Y/N)	Appraisal Report	None
101	Appraisal Date	Appraisal Report	None
102	Appraised Value ($)	Appraisal Report	None
103	Mortgage Loan Cut-off Date LTV Ratio (%)	Recalculation	None
104	Mortgage Loan LTV Ratio at Maturity (%)	Recalculation	None
105	Single Tenant (Y/N)	Underwriting File	None

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	8

GSMS Trust 2023-SHIP Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (in order of priority)	Tolerance
106	Engineering Report Date	Engineering Report	None
107	Environmental Phase I Report Date	Environmental Report	None
108	Environmental Phase II	Environmental Report	None
109	Environmental Phase II Report Date	Environmental Report	None
110	PML or SEL (%)	Not Applicable*	None
111	Seismic Report Date	Not Applicable*	None
112	Earthquake Insurance Required (Y/N)	Insurance Summary; Loan Agreement	None
113	Terrorism Insurance Required (Y/N)	Loan Agreement	None
114	Environmental Insurance Required (Y/N)	Insurance Summary; Loan Agreement	None
115	Blanket Insurance Policy (Y/N)	Insurance Summary	None
116	Lien Position	None - Company Provided	None
117	Ownership Interest	Title Policy	None
118	Condominium Present?	Not Applicable*	None
119	Ground Lease (Y/N)	Not Applicable*	None
120	Annual Ground Lease Payment ($)	Not Applicable*	None
121	Ground Lease Expiration Date	Not Applicable*	None
122	Ground Lease Extension (Y/N)	Not Applicable*	None
123	# of Ground Lease Extension Options	Not Applicable*	None
124	Ground Lease Expiration Date after all Extensions	Not Applicable*	None
125	Underwritten EGI ($)	Underwriting File	$1.00
126	Underwritten Expenses ($)	Underwriting File	$1.00
127	Underwritten Net Operating Income ($)	Underwriting File	$1.00
128	Underwritten NOI DSCR (x)	Recalculation	None
129	Underwritten NOI Debt Yield	Recalculation	None
130	Underwritten Replacement / FF&E Reserve ($)	Underwriting File	$1.00
131	Underwritten TI / LC ($)	Underwriting File	$1.00
132	Underwritten Other Reserve ($)	Underwriting File	$1.00
133	Underwritten Net Cash Flow ($)	Underwriting File	$1.00
134	Underwritten NCF DSCR (x)	Recalculation	None
135	Underwritten NCF Debt Yield	Recalculation	None
136	Occupancy (%)	Underwriting File	None
137	Occupancy Date	Underwriting File	None
138	Rent Steps Date	Underwriting File	None

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	9

GSMS Trust 2023-SHIP Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (in order of priority)	Tolerance
139	Largest Tenant	Underwriting File	None
140	Largest Tenant Sq Ft	Underwriting File	None
141	Largest Tenant Lease Expiration	Underwriting File	None
142	Second Largest Tenant	Underwriting File	None
143	Second Largest Tenant Sq Ft	Underwriting File	None
144	Second Largest Tenant Lease Expiration	Underwriting File	None
145	Third Largest Tenant	Underwriting File	None
146	Third Largest Tenant Sq Ft	Underwriting File	None
147	Third Largest Tenant Lease Expiration	Underwriting File	None
148	Fourth Largest Tenant	Underwriting File	None
149	Fourth Largest Tenant Sq Ft	Underwriting File	None
150	Fourth Largest Tenant Lease Expiration	Underwriting File	None
151	Fifth Largest Tenant	Underwriting File	None
152	Fifth Largest Tenant Sq Ft	Underwriting File	None
153	Fifth Largest Tenant Lease Expiration	Underwriting File	None
154	Upfront RE Tax Reserve ($)	Loan Agreement	None
155	Ongoing RE Tax Reserve ($)	Loan Agreement	None
156	Upfront Insurance Reserve ($)	Loan Agreement	None
157	Ongoing Insurance Reserve ($)	Loan Agreement	None
158	Upfront Replacement Reserve ($)	None - Company Provided	None
159	Ongoing Replacement Reserve ($)	Loan Agreement	None
160	Replacement Reserve Caps ($)	Loan Agreement	None
161	Upfront TI/LC Reserve ($)	Loan Agreement	None
162	Ongoing TI/LC Reserve ($)	Loan Agreement	None
163	TI/LC Caps ($)	Loan Agreement	None
164	Upfront Debt Service Reserve ($)	Loan Agreement	None
165	Ongoing Debt Service Reserve ($)	Loan Agreement	None
166	Upfront Deferred Maintenance Reserve ($)	Loan Agreement	None
167	Ongoing Deferred Maintenance Reserve ($)	Loan Agreement	None
168	Upfront Environmental Reserve ($)	Loan Agreement	None
169	Ongoing Environmental Reserve ($)	Loan Agreement	None
170	Upfront Other Reserve ($)	None - Company Provided	None
171	Ongoing Other Reserve ($)	Loan Agreement	None
172	Other Reserve Description	Loan Agreement	None

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	10

GSMS Trust 2023-SHIP Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (in order of priority)	Tolerance
173	Letter of Credit?	Loan Agreement	None
174	Letter of Credit Balance ($)	Loan Agreement	None
175	Letter of Credit Description	Loan Agreement	None
176	Release Provisions (Y/N)	Loan Agreement	None
177	Loan Purpose	None - Company Provided	None
178	Borrower Name	Loan Agreement; Mezzanine Loan Agreement	None
179	Tenant In Common (Y/N)	Loan Agreement	None
180	Sponsor	Loan Agreement	None
181	Carve-out Guarantor	Guaranty Agreement	None
182	Recourse	Guaranty Agreement	None
183	Related Group	Not Applicable*	None
184	Single Purpose Borrower (Y/N)	Loan Agreement	None
185	Property Manager	Management Agreement	None
186	Exit Fee	Loan Agreement	None
187	Clear Ceiling Height (ft)	Appraisal Report	None
188	# Dock High Doors	Appraisal Report	None
189	# of Dock Grade Doors	Appraisal Report	None
190	Office Build Out %	Appraisal Report	None
191	Land Acreage	Appraisal Report	None
192	# Parking Spaces	Appraisal Report	None

* The fields for the noted Specified Attributes were either not populated in the Final Data File or populated with the term “NAP”. As such, we were instructed by the Company to not perform any procedures on these Specified Attributes.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	11

GSMS Trust 2023-SHIP Recalculation Methodology	EXHIBIT B

Exhibit B - Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
19	Loan Per Total SF ($)	Quotient of (i) Mortgage Loan Cut-off Date Balance ($) and (ii) Total SF.
21	Loan Per Footprint SF ($)	Quotient of (i) Mortgage Loan Cut-off Date Balance ($) and (ii) Footprint SF.
23	Mortgage Loan Cut-off Date Balance ($)	Set equal to Mortgage Loan Original Balance ($).
24	Allocated Mortgage Loan Amount ($)	Difference between (i) Allocated Total Loan Amount ($) and (ii) Mezzanine Allocated Loan Amount ($).
25	% of Initial Pool Balance	Quotient of (i) Allocated Mortgage Loan Amount ($) and (ii) the aggregate Allocated Mortgage Loan Amount ($).
29	Net Mortgage Loan Rate	Difference between (i) Mortgage Loan Rate (%) and (ii) Administrative Fee Rate (%).
30	Mortgage Loan Monthly Payment ($)	Quotient of (i) Product of (a) Mortgage Loan Cut-off Date Balance ($) and (b) Mortgage Loan Rate (%) and (c) the Interest Accrual Method (365/360) and (ii) 12.
31	Mortgage Loan Annual Debt Service ($)	Product of (i) Mortgage Loan Monthly Payment ($) and (ii) 12.
42	Original Interest-Only Period (Mos.)	Count of the number of monthly payment dates, from and inclusive of (i) First Due Date, to and including (ii) Last IO Due Date.
43	Remaining Interest-Only Period (Mos.)	Difference between (i) Original Interest-Only Period (Mos.) and (ii) Seasoning.
44	Original Term To Maturity (Mos.)	Count of the number of monthly payment dates, from and inclusive of (i) First Due Date, to and including (ii) Maturity Date.
45	Remaining Term To Maturity (Mos.)	Difference between (i) Original Term to Maturity (Mos.) and (ii) Seasoning.
48	Seasoning	Count of the number of monthly payment dates, from and inclusive of (i) First Due Date, to and including (ii) Cut-off Date.
50	Mortgage Loan Balloon Balance ($)	Set equal to Mortgage Loan Original Balance ($).
62	Open Period (Payments)	Count of the number of monthly payment dates, from and inclusive of (i) Open Period Begin Date, to and including (ii) Maturity Date.
64	Prepayment Provision	A computation based upon (i) Lockout Period, (ii) Prepayment Type, (iii) count of the number of monthly payment dates, from and inclusive of (a) Prepayment Begin Date, to and including (b) Prepayment End Date, and (iv) Open Period (Payments).
82	Mezzanine Debt Cut-Off Date Balance ($)	Set equal to Mezzanine Debt Original Balance ($).
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	12

GSMS Trust 2023-SHIP Recalculation Methodology	EXHIBIT B

#	Specified Attribute	Recalculation Methodology
84	Mezzanine Debt Maturity Balance ($)	Set equal to Mezzanine Debt Original Balance ($).
86	Mezzanine Annual Payment ($)	Product of (i) Mezzanine Debt Cut-Off Date Balance ($) and (b) Mezzanine Debt Interest Rate and (c) the Interest Accrual Method (365/360).
87	Total Loan Original Balance ($)	Sum of (i) Mortgage Loan Original Balance ($) and (ii) Mezzanine Debt Original Balance ($).
88	Total Loan Cut-Off Date Balance ($)	Sum of (i) Mortgage Loan Cut-off Date Balance ($) and (ii) Mezzanine Debt Cut-Off Date Balance ($).
90	Total Loan Maturity Balance ($)	Sum of (i) Mortgage Loan Balloon Balance ($) and (ii) Mezzanine Debt Maturity Balance ($).
91	Total Loan Interest Rate	Sum of (i) product of (a) quotient of (1) Mortgage Loan Original Balance ($) and (2) Total Loan Original Balance ($) and (b) Mortgage Loan Rate (%) and (ii) product of (a) quotient of (1) Mezzanine Debt Original Balance ($) and (2) Total Loan Original Balance ($) and (b) Mezzanine Debt Interest Rate.
92	Total Loan Annual Payment ($)	Sum of (i) Mortgage Loan Annual Debt Service ($) and (ii) Mezzanine Annual Payment ($).
93	Total Loan LTV	Quotient of (i) Total Loan Cut-Off Date Balance ($) and (ii) Appraised Value ($).
94	Total Loan Maturity Date LTV	Quotient of (i) Total Loan Maturity Balance ($) and (ii) Appraised Value ($).
95	Total Loan NOI DSCR	Quotient of (i) Underwritten Net Operating Income ($) and (ii) Total Loan Annual Payment ($).
96	Total Loan NCF DSCR	Quotient of (i) Underwritten Net Cash Flow ($) and (ii) Total Loan Annual Payment ($).
97	Total Debt Loan NOI Debt Yield	Quotient of (i) Underwritten Net Operating Income ($) and (ii) Total Loan Cut-Off Date Balance ($).
98	Total Debt Loan NCF Debt Yield	Quotient of (i) Underwritten Net Cash Flow ($) and (ii) Total Loan Cut-Off Date Balance ($).
103	Mortgage Loan Cut-off Date LTV Ratio (%)	Quotient of (i) Mortgage Loan Cut-off Date Balance ($) and (ii) Appraised Value ($).
104	Mortgage Loan LTV Ratio at Maturity (%)	Quotient of (i) Mortgage Loan Balloon Balance ($) and (ii) Appraised Value ($).
128	Underwritten NOI DSCR (x)	Quotient of (i) Underwritten Net Operating Income ($) and (ii) Mortgage Loan Annual Debt Service ($).
129	Underwritten NOI Debt Yield	Quotient of (i) Underwritten Net Operating Income ($) and (ii) Mortgage Loan Cut-off Date Balance ($).

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	13

GSMS Trust 2023-SHIP Recalculation Methodology	EXHIBIT B

#	Specified Attribute	Recalculation Methodology
134	Underwritten NCF DSCR (x)	Quotient of (i) Underwritten Net Cash Flow ($) and (ii) Mortgage Loan Annual Debt Service ($).
135	Underwritten NCF Debt Yield	Quotient of (i) Underwritten Net Cash Flow ($) and (ii) Mortgage Loan Cut-off Date Balance ($).

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	14

GSMS Trust 2023-SHIP Additional Company Provided Attributes	EXHIBIT C

Exhibit C – Additional Company Provided Attributes

Property Code	Specified Attribute
HSV1	City

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